Other Charges (Tables)	12 Months Ended
Jan. 31, 2023
Other Charges.
Schedule of components of other charges

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021
Acquisition-related costs	2,560	1,292	1,694
Contingent consideration accretion and adjustments	2,804	5,070	(1,659)
Restructuring plans	77	66	2,300
	5,441	6,428	2,335